Investments - Schedule of Investments (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Long-Term Investments [Abstract]
Equity method investments	[1]	$ 987	$ 997
Public and Private equity investments		230	290
Warrants	[2]	34	142
Debt investments		22	0
Investments		$ 1,273	$ 1,429

[1]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]
[2]	In October 2020, the Company signed agreements with Fisker Inc. [“Fisker”] for the platform sharing, engineering and manufacturing of the Fisker Ocean SUV. In connection with the arrangement, Fisker issued approximately 19.5 million penny warrants to the Company to purchase common stock, which vested during 2021 and 2022 based on specified milestones for a total value of $320 million. The initial value attributable to the warrants was deferred within other accrued liabilities and other long-term liabilities and is being recognized in income as performance obligations are satisfied.